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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-8727
                                  ---------------------------------------------

                  SunAmerica Senior Floating Rate Fund, Inc.
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               (Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ         07311
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   (Address of principal executive offices)                      (Zip code)

                                   John Genoy
                                   President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center
                                  3200 Plaza 5
                           Jersey City, NJ 07311-4992
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   201-324-6414
                                                    ---------------------------
Date of fiscal year end:  12/31
                        -----------------------
Date of reporting period:  7/1/2010-6/30/2011
                         ----------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08727
Reporting Period: 07/01/2010 - 06/30/2011
SunAmerica Senior Floating Rate









======================= SUNAMERICA SENIOR FLOATING RATE ========================


LYONDELLBASELL INDUSTRIES NV

Ticker:       LYB            Security ID:  N53745100
Meeting Date: MAY 05, 2011   Meeting Type: Annual
Record Date:  APR 07, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting                            None      None         Management
2     Discussion on Company's Corporate       None      None         Management
      Governance Structure
3a    Elect J.S. Bindra as Class I Directors  For       For          Management
      to the Supervisory Board
3b    Reelect M. Carroll as Class I Directors For       For          Management
      to the Supervisory Board
3c    Reelect R. van der Meer as Class I      For       For          Management
      Directors to the Supervisory Board
4     Elect R. Buchanan as Class II Director  For       For          Management
      to the Supervisory Board
5     Elect J. Aigrain as Class III Director  For       For          Management
      to the Supervisory Board
6     Adopt Financial Statements and          For       For          Management
      Statutory Reports
7     Approve Discharge of Management Board   For       For          Management
8     Approve Discharge of Supervisory Board  For       For          Management
9     Ratify PricewaterhouseCoopers as        For       For          Management
      Auditors
10    Approve Remuneration of Supervisory     For       Against      Management
      Board
11    Amend Articles Re: Removal of           For       For          Management
      References to Class B Shares and
      Conversion into A Shares, Deletion of
      Provisions regarding Listing on New
      York Stock Exchange, and Legislative
      Changes in Dutch Law
12    Receive Explanation on Company's        None      None         Management
      Reserves and Dividend Policy
13    Approve Dividends of USD 0.10 Per Share For       For          Management
14    Advisory Vote to Approve Remuneration   For       Against      Management
      Report Containing Remuneration Policy
      for Management Board Members
15    Advisory Vote on Say on Pay Frequency   One Year  Three Years  Management
16    Elect G. Gwin as Class II Director to   For       For          Management
      the Supervisory Board
17    Close Meeting                           None      None         Management


--------------------------------------------------------------------------------

WELLMAN HOLDINGS, INC.

Ticker:       WMANQ          Security ID:  949700AA6
Meeting Date: SEP 29, 2010   Meeting Type: Annual
Record Date:  AUG 02, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Charles Macaluso         For       For          Management
2     Elect Director Duncan H. Cocroft        For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director James D. Jackson         For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Ari M. Chaney            For       For          Management


--------------------------------------------------------------------------------

WELLMAN HOLDINGS, INC.

Ticker:       WMANQ          Security ID:  949700AA6
Meeting Date: JUN 02, 2011   Meeting Type: Written Consent
Record Date:  APR 28, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Payment of Completion Bonuses           For       For          Management

========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   SunAmerica Senior Floating Rate Fund, Inc.
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By (Signature and Title)*  John Genoy, President
                         ------------------------------------------------------
Date  8/18/11
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